Statement of Investments

July 31, 2021 (unaudited)

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)
BANK LOANS—4.9%
NORWAY—1.6%
EUR	3,500	Silk Bidco AS, 8.00%, 06/11/2023	$4,046,000
UNITED KINGDOM—3.3%
GBP	2,000	Constellation Automotive Ltd., Zero Coupon, 06/30/2028	2,764,934
EUR	3,500	EG Group Limited, 5.25%, 04/10/2027	4,162,253
GBP	1,000	Impala Holdings Ltd., 5.30%, 05/19/2028	1,386,526
			8,313,713
UNITED STATES—0.0%
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2022 (a)(b)(c)(d)	—
		Total Bank Loans — 4.9% (cost $16,176,095)	12,359,713
CORPORATE BONDS—141.2%
ARGENTINA—1.2%
USD	3,120	Telecom Argentina SA, 8.00%, 07/18/2023 (e)(f)	2,995,231
AUSTRALIA—0.4%
USD	972	Mineral Resources Ltd., 8.13%, 05/01/2022 (e)(f)	1,063,543
BERMUDA—1.0%
USD	2,380	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., 7.63%, 10/15/2022 (e)(f)(g)	2,520,064
BRAZIL—1.1%
USD	3,000	InterCement Financial Operations BV, 5.75%, 08/30/2021 (e)(f)	2,868,780
CANADA—2.7%
USD	4,495	Husky III Holding Ltd., 13.00%, 08/30/2021 (e)(f)(g)	4,873,726
USD	1,875	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 08/31/2021 (e)(f)	1,929,769
			6,803,495
CHINA—6.4%
USD	6,504	China Evergrande Group, 9.50%, 04/11/2022 (e)	3,465,331
USD	1,700	Huarong Finance II Co. Ltd., 5.00%, 11/19/2025 (e)	1,181,500
USD	1,000	Huarong Finance II Co. Ltd., 5.50%, 01/16/2025 (e)	712,500
USD	296	Huarong Finance II Co. Ltd., 5.50%, 01/16/2025 (e)	210,900
USD	7,510	Kaisa Group Holdings Ltd., 9.38%, 08/30/2021 (e)(f)	5,801,475
GBP	3,198	Kingdee International Software Group Co. Ltd., 11.00%, 12/06/2023	4,729,083
			16,100,789
DENMARK—0.8%
USD	2,000	DKT Finance ApS, 9.38%, 08/10/2021 (e)(f)	2,039,000
			2,039,000
FRANCE—4.8%
EUR	3,017	La Financiere Atalian SASU, 5.13%, 08/09/2021 (e)(f)	3,565,214
GBP	2,000	La Financiere Atalian SASU, 6.63%, 08/09/2021 (e)(f)	2,767,592
EUR	3,020	Newco GB SAS, 8.00%, 08/09/2021 (e)(f)(g)	3,618,387

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	2,000	Novafives SAS, 5.00%, 08/09/2021 (e)(f)	$2,165,304
			12,116,497
GEORGIA—0.2%
USD	526	Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024 (e)(h)	578,600
GERMANY—5.6%
EUR	1,800	Aareal Bank AG, 6.64%, 04/30/2022 (e)(h)(i)	2,194,524
EUR	324	BK LC Lux Finco1 Sarl, 5.25%, 04/30/2024 (e)(f)	397,316
EUR	1,082	CT Investment GmbH, 5.50%, 04/15/2023 (e)(f)	1,317,017
GBP	1,600	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026 (e)(h)	2,421,132
EUR	1,320	HT Troplast GmbH, 9.25%, 07/15/2022 (e)(f)	1,726,349
EUR	3,000	Safari Holding Verwaltungs GmbH, 5.38%, 08/30/2021 (e)(f)	3,368,711
EUR	2,500	Standard Profil Automotive GmbH, 6.25%, 04/30/2023 (e)(f)	2,832,171
			14,257,220
IRELAND—0.7%
USD	1,730	Cimpress PLC, 7.00%, 08/30/2021 (e)(f)	1,816,500
			1,816,500
ITALY—3.1%
EUR	2,000	Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/2029 (e)	2,650,318
EUR	1,972	Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter), 5.38%, 01/18/2023 (e)(f)	1,907,620
EUR	1,730	Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/22/2025, variable rate thereafter), 8.00%, 01/22/2025 (e)(f)	1,888,035
EUR	1,112	Golden Goose SpA, 3 mo. Euribor + 4.875%, 4.88%, 11/14/2022 (e)(f)(i)	1,299,455
			7,745,428
JAMAICA—1.2%
USD	3,142	Digicel Group 0.5 Ltd., 10.00%, 08/16/2021 (f)(g)	3,070,127
JAPAN—2.4%
USD	1,300	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (e)(h)	1,303,445
USD	4,750	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (e)(h)	4,762,588
			6,066,033
LUXEMBOURG—17.5%
GBP	5,318	Cidron Aida Finco SARL, 6.25%, 04/01/2024 (e)(f)	7,497,361
GBP	4,214	Garfunkelux Holdco 3 SA, 7.75%, 11/01/2022 (e)(f)	6,077,904
GBP	3,000	Garfunkelux Holdco 3 SA, 7.75%, 11/01/2022 (e)(f)	4,326,937
EUR	5,268	Kleopatra Holdings 2 SCA, 6.50%, 03/01/2023 (e)(f)	5,942,953
EUR	4,924	LHMC Finco 2 Sarl, 7.25%, 08/30/2021 (e)(f)(g)	5,665,137
EUR	2,000	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	2,572,619
EUR	3,150	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	4,051,875

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	6,397	Summer BC Holdco A Sarl, 9.25%, 10/31/2022 (e)(f)	$8,236,341
			44,371,127
MEXICO—3.7%
USD	4,200	Petroleos Mexicanos, 6.49%, 11/23/2026 (f)	4,461,240
USD	1,500	Sixsigma Networks Mexico SA de CV, 7.50%, 08/30/2021 (e)(f)	1,410,150
USD	2,000	Unifin Financiera SAB de CV, 8.38%, 07/18/2023 (e)	1,875,000
USD	2,000	Unifin Financiera SAB de CV, (fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025 (e)(h)	1,505,000
			9,251,390
NETHERLANDS—4.2%
EUR	2,450	Sigma Holdco BV, 5.75%, 08/09/2021 (e)(f)	2,800,957
EUR	3,594	Summer BidCo BV, 9.00%, 08/30/2021 (e)(f)(g)	4,348,459
EUR	2,779	Summer BidCo BV, 9.00%, 08/30/2021 (e)(f)(g)	3,355,493
			10,504,909
NIGERIA—1.2%
USD	2,860	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (e)(f)	3,060,200
SPAIN—1.2%
EUR	2,600	Tendam Brands SAU, 5.00%, 08/09/2021 (e)(f)	3,076,193
SWEDEN—2.1%
EUR	4,300	DDM Debt AB, 9.00%, 04/19/2024 (e)(f)	5,266,651
TURKEY—0.4%
USD	983	Yapi ve Kredi Bankasi AS, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2026 (e)(f)	1,026,006
UKRAINE—2.6%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (e)(f)	3,395,652
USD	3,000	MHP Lux SA, 6.95%, 04/03/2026 (e)	3,150,870
			6,546,522
UNITED ARAB EMIRATES—0.1%
USD	200	Emirates Reit Sukuk Ltd., 5.13%, 12/12/2022 (e)	152,040
UNITED KINGDOM—33.2%
GBP	1,100	Boparan Finance PLC, 7.63%, 11/30/2022 (e)(f)	1,353,472
GBP	4,473	Bracken MidCo1 PLC, 8.88%, 08/31/2021 (e)(f)(g)	6,395,690
GBP	2,329	Co-Operative Group Ltd., 11.00%, 12/18/2025	4,015,771
GBP	640	EnQuest PLC, 7.00%, 10/15/2023 (e)(g)	859,006
USD	13,187	EnQuest PLC, 7.00%, 08/09/2021 (e)(g)	12,362,908
GBP	5,000	Galaxy Finco Ltd., 9.25%, 07/17/2022 (e)(f)	7,309,667
SEK	20,000	International Personal Finance PLC, 8.75%, 08/16/2021 (e)(f)(i)	2,339,389
USD	3,236	Ithaca Energy North Sea PLC, 9.00%, 07/15/2023 (e)(f)	3,222,959
USD	1,700	Jaguar Land Rover Automotive PLC, 4.50%, 07/01/2027 (e)(f)	1,668,210
GBP	9,000	Matalan Finance PLC, 6.75%, 08/31/2021 (e)(f)	11,267,339
USD	4,000	Motion Bondco DAC, 6.63%, 11/15/2022 (e)(f)	4,060,000
GBP	2,740	Punch Finance PLC, 6.13%, 06/30/2023 (e)(f)	3,866,678

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GBP	5,040	Very Group Funding PLC, 7.75%, 08/31/2021 (e)(f)	$7,133,807
GBP	3,095	Very Group Funding PLC (The), 6.50%, 08/01/2023 (e)(f)	4,294,696
GBP	3,000	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (e)(h)	4,435,840
GBP	5,000	Voyage Care BondCo PLC, 10.00%, 08/30/2021 (e)(f)	7,054,255
GBP	1,583	Wheel Bidco Ltd., 6.75%, 07/15/2023 (e)(f)	2,203,342
			83,843,029
UNITED STATES—42.5%
USD	6,670	99 Escrow Issuer, Inc., 7.50%, 01/15/2023 (e)(f)	6,286,475
USD	2,023	Adams Homes, Inc., 7.50%, 02/15/2022 (e)(f)	2,119,092
USD	1,087	Adient US LLC, 9.00%, 04/15/2022 (e)(f)	1,188,308
USD	1,819	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023 (e)(f)	1,945,795
USD	2,139	Affinity Gaming, 6.88%, 12/01/2023 (e)(f)	2,267,982
USD	2,581	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 02/01/2024 (e)(f)	2,788,383
USD	1,904	Austin BidCo, Inc., 7.13%, 12/15/2023 (e)(f)	1,946,840
EUR	4,200	Banff Merger Sub, Inc., 8.38%, 09/01/2021 (e)(f)	5,206,449
USD	324	Carnival Corp., 7.63%, 03/01/2024 (e)(f)	342,225
EUR	5,340	Carnival Corp., 10.13%, 08/01/2023 (e)(f)	7,278,930
USD	4,667	Cengage Learning, Inc., 9.50%, 08/30/2021 (e)(f)	4,782,360
USD	1,516	Colgate Energy Partners III LLC, 5.88%, 07/01/2024 (e)(f)	1,572,850
USD	1,200	Colgate Energy Partners III LLC, 7.75%, 02/15/2024 (e)(f)	1,287,048
USD	2,329	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 02/01/2024 (e)(f)	2,422,160
USD	2,812	DISH Network Corp., 3.38%, 08/15/2026 (j)	2,882,300
USD	2,000	Dresdner Funding Trust I, 8.15%, 06/30/2029 (e)(f)	2,880,888
USD	691	Ford Motor Co., 9.00%, 03/22/2025 (f)	850,586
USD	138	Ford Motor Co., 9.63%, 01/22/2030 (f)	199,238
USD	1,375	FXI Holdings, Inc., 7.88%, 08/30/2021 (e)(f)	1,409,375
USD	3,279	FXI Holdings, Inc., 12.25%, 11/15/2022 (e)(f)	3,729,862
USD	3,825	ITT Holdings LLC, 6.50%, 08/01/2024 (e)(f)	3,815,151
USD	3,823	LD Holdings Group LLC, 6.13%, 04/01/2024 (e)(f)	3,795,360
USD	881	Macy's Retail Holdings LLC, 5.88%, 04/01/2024 (e)(f)	929,323
USD	1,319	Macy's, Inc., 8.38%, 06/15/2022 (e)(f)	1,437,710
USD	934	Michaels Cos Inc.(The), 5.25%, 11/01/2023 (e)(f)	966,690
USD	1,984	Millennium Escrow Corp., 6.63%, 08/01/2023 (e)(f)	2,025,327
USD	2,567	Moss Creek Resources Holdings, Inc., 7.50%, 08/30/2021 (e)(f)	2,297,465
USD	548	Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2022 (e)(f)	526,080
USD	4,074	Nabors Industries, Inc., 5.10%, 06/15/2023 (f)	3,788,820
USD	721	NCL Corp. Ltd., 5.88%, 12/15/2025 (e)(f)	726,408
USD	1,181	NCL Corp. Ltd., 10.25%, 08/01/2023 (e)(f)	1,349,292
USD	3,314	New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2023 (e)(f)	3,695,110
USD	3,169	New Fortress Energy, Inc., 6.50%, 03/31/2023 (e)(f)	3,201,387
USD	2,186	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (e)(f)	2,388,205
USD	6,649	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	7,214,165
USD	1,070	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	1,168,975
USD	8,205	Staples, Inc., 10.75%, 04/15/2022 (e)(f)	7,958,850
USD	1,056	Summer BC Bidco B LLC, 5.50%, 07/15/2023 (e)(f)	1,071,840
USD	2,870	Viking Cruises Ltd., 5.88%, 09/15/2022 (e)(f)	2,726,500

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	2,932	Vine Energy Holdings LLC, 6.75%, 04/15/2024 (e)(f)	$3,056,610
			107,526,414
ZAMBIA—0.9%
USD	2,151	First Quantum Minerals Ltd., 6.88%, 08/10/2021 (e)(f)	2,244,784
		Total Corporate Bonds — 141.2% (cost $349,402,888)	356,910,572
COMMON STOCK —0.1%
UNITED STATES—0.1%
USD	9,723	California Resources Corp.(d)	273,314
			273,314
		Total Common Stocks — 0.1% (cost $145,845)	273,314
WARRANT—0.1%
UNITED STATES—0.1%
USD	22,363	California Resources Corp.(d)	121,431
			121,431
		Total Warrants — 0.1% (cost $—)	121,431
SHORT-TERM INVESTMENT—4.7%
UNITED STATES—4.7%
USD	12,003,498	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(k)	12,003,498
		Total Short-Term Investment — 4.7% (cost $12,003,498)	12,003,498
		Total Investments — 151.0% (cost $377,728,326)	381,668,528
		Liabilities in Excess of Other Assets — (51.0)%	(128,830,140)
		Net Assets—100.0%	$252,838,388

(a)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Escrow Security.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	The maturity date presented for these instruments represents the next call/put date.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)

Aberdeen Income Credit Strategies Fund

(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Convertible Bond
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

EUR—Euro Currency

GBP—British Pound Sterling

SEK—Swedish Krona

USD—U.S. Dollar

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/26/2021	UBS AG	GBP	2,750,000	USD	3,839,171	$3,822,704	$(16,467)
Euro/United States Dollar
08/26/2021	Citibank N.A.	EUR	1,398,000	USD	1,651,827	1,659,113	7,286
08/26/2021	Goldman Sachs & Co.	EUR	210,000	USD	247,816	249,223	1,407
						$5,731,040	$(7,774)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
08/26/2021	Goldman Sachs & Co.	USD	2,724,236	GBP	1,980,000	$2,752,347	$(28,111)
08/26/2021	UBS AG	USD	84,952,164	GBP	61,695,000	85,760,629	(808,465)
United States Dollar/Euro
08/26/2021	Goldman Sachs & Co.	USD	93,773,210	EUR	79,310,000	94,123,211	(350,001)
United States Dollar/Swedish Krona
08/26/2021	Citibank N.A.	USD	2,316,954	SEK	20,064,000	2,331,174	(14,220)
						$184,967,361	$(1,200,797)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Income Credit Strategies Fund